STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Schedule of Consolidated Financial Statements) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018
Tower One Wireless Corp [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower One Wireless Corp. ("Tower One")	Tower One Wireless Corp.
Country	Canada	Canada
Functional currency	Canadian dollar	Canadian dollar
Tower Two SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Two SAS ("Tower Two")	Tower Two SAS
Country	Argentina	Argentina
Percentage of ownership	100.00%	100.00%
Functional currency	Argentina Peso	Argentina Peso
Tower Three SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Three SAS ("Tower Three")	Tower Three SAS
Country	Colombia	Colombia
Percentage of ownership	100.00%	100.00%
Functional currency	Colombian Peso	Colombian Peso
Tower 3 SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower 3 SA ("Tower 3")	Tower 3 SA
Country	Argentina	Argentina
Percentage of ownership	100.00%	100.00%
Functional currency	Argentina Peso	Argentina Peso
Innervision SAS [Member]
Disclosure of detailed information about business combination [line items]
Entites	Innervision SAS ("Innervision")	Innervision SAS
Country	Colombia	Colombia
Percentage of ownership	100.00%	90.00%
Functional currency	Colombian Peso	Colombian Peso
Evolution Technology SA [Member]
Disclosure of detailed information about business combination [line items]
Entites	Evolution Technology SA ("Evolution")	Evolution Technology SA
Country	Argentina	Argentina
Percentage of ownership	65.00%	65.00%
Functional currency	Argentina Peso	Argentina Peso
Tower Construction And Technical Services Llc [Member]
Disclosure of detailed information about business combination [line items]
Entites	Tower Construction & Technical Services, LLC ("TCTS")	Tower Construction & Technical Services, LLC
Country	USA	USA
Percentage of ownership	50.00%	70.00%
Functional currency	US dollar	US dollar
Comercializadora Mexmaken SA De CV [Member]
Disclosure of detailed information about business combination [line items]
Entites	Comercializadora Mexmaken, S.A. de C.V. ("Mexmaken")	Comercializadora Mexmaken, S.A. de C.V.
Country	Mexico	Mexico
Percentage of ownership	90.00%	90.00%	90.00%
Functional currency	Mexican Peso	Mexican Peso